BANK BORROWING, SHORT-TERM BORROWINGS AND OTHER BORROWINGS	12 Months Ended
Dec. 31, 2022
Broker-Dealer [Abstract]
BANK BORROWING, SHORT-TERM BORROWINGS AND OTHER BORROWINGS

NOTE 15 — BANK BORROWING, SHORT-TERM BORROWINGS AND OTHER BORROWINGS

(a)	As of December 31, 2021 and 2022, the Group had bank borrowing of HK$6,115,000 and HK$11,194,000 (approximately US$1,435,000) denominated in Renminbi, carry fixed interest rate at 4.875% and 4.35% per annum, respectively and repayable within one year. The bank borrowings were secured by a guarantee provided by the Company.

(b)	Short-term borrowings — related parties and other borrowings — related parties as of December 31, 2021 and 2022 were consist of the following:

				2021	2022
Current	Relationship	Interest rate %	Maturity	HK’000	HK$’000	US$’000
Boxuan Wu	Legal representative of Taihaun	4.75%	2023	2,104	1,478	189
Lexinter International Inc.	Shareholder of the Group	5%	2022	1,085	-	-
Earthasia Worldwide Holdings Limited	Joint Venture	12%	2021	95	-	-
Shanghai Yi Gui Pinpai Mangaement Limited (上海奕桂品牌管理有限 公司) (“Yi Gui”)	Joint Venture	8%	2021	3,975	-	-
				7,259	1,478	189

During the year ended December 31, 2021, the outstanding loan balance of HK$1,808,000 and interest payable of HK$42,000 was waived by Suk Fan Chan, thus the Company recognized gain on waiver of short-term borrowings and related interest payable of HK$1,850,000(approximately US$237,000). During the year ended December 31, 2022, the Company recognized gain on waiver of short-term borrowings and related interest payable of HK$392,000 (approximately US$50,000).

For the years ended December 31, 2020, 2021, and 2022, the Group recognized interest expense from related parties of HK$585,000, HK$498,000 and HK$328,000 (approximately US$42,000) respectively.

(c) Short-term borrowings — third parties as of December 31, 2021 and 2022 were consist of the followings:

						2021	2022
Note	Date of loan	Guarantee	Original Currency $’000	Interest rate	Maturity date	HK$’000	HK$’000	US$’000
Current
(1)	19/2/2020	NO	HK$6,000	18%	4/10/2020	6,000	-	-
(2)	1/1/2022	NO	RMB3,250	4%	30/6/2022	-	2,911	373
						6,000	2,911	373

Non-current
(3)	9/9/2021	NO	HK$3,875	5.5%	8/9/2023	3,875	-	-
(4)	29/8/2022	NO	HK$6,000	9%	28/8/2024	-	6,000	769
(5)	29/8/2022	NO	HK$5,000	9%	28/8/2024	-	5,000	641
						3,875	11,000	1,410

Note:

(1)	On February 19, 2020, the Group entered a short-term loan agreement with an individual, Shen Tao Yu to borrow HK$6,000,000 with due date on April 18, 2020. The balance was fully repaid during 2022.

(2)	On January 1, 2022, the Group entered into an agreement with a former director, Tian Ming, and a joint venture of the Company, Yi Gui, in which Yi Gui assigned its loan receivable from the Company to Tian Ming. Up to the date of report, the balance was not yet repaid.

(3)	On September 9, 2021, the Group entered a short-term loan agreement with an individual, Zhao Ying Mei to borrow HK$3,875,000 with due date on September 8, 2023. The balance was fully repaid during 2022.

(4)	On August 29, 2022, the Group entered a short-term loan agreement with an individual, Shen Tao Yu, to borrow HK$6,000,000 with due date on August 28, 2024. Up to the date of report, the balance was not yet repaid.

(5)	On August 29, 2022, the Group entered short-term loan agreements with an individual, Li Jia, to borrow HK$5,000,000 with due date on August 28, 2024. Up to the date of report, the balance was not yet repaid.

For the years ended December 31, 2020, 2021, and 2022, the Group recognized interest expense of HK$2,122,000, HK$2,280,000 and HK$995,000 (approximately US$128,000) respectively.